Financial Investments and Derivatives - Schedule of Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		R$ 26,472	R$ 28,871
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss		2,694	145
Total assets		29,166	29,016
Total liabilities		35,989	15,751
Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		4,194	12,387
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss		2,694	145
Total assets		6,888	12,532
Total liabilities		35,988	15,751
From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		7,592	5,601
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss
Total assets		7,592	5,601
Total liabilities
Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		14,686	10,883
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss
Total assets		14,686	10,883
Total liabilities
DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]	26,221	1,674
DI1 – Futures Contracts [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]	26,221	1,674
DI1 – Futures Contracts [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities
DI1 – Futures Contracts [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities
Derivative financial instrument (Swap) [Member]
Derivatives measured at fair value through profit and loss
Total liabilities		9,768	14,077
Derivative financial instrument (Swap) [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities		9,767	14,077
Derivative financial instrument (Swap) [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities
Derivative financial instrument (Swap) [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities
DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]		145
DI1 – Futures Contracts [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]		145
DI1 – Futures Contracts [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
DI1 – Futures Contracts [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		9,267,385	12,981,303
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss		515,900	1,274,996
Total assets		9,783,285	14,256,299
Total liabilities		9,637,529	3,913,522
Notional Value [Member] | DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]	8,763,500	3,252,200
Notional Value [Member] | Derivative financial instrument (Swap) [Member]
Derivatives measured at fair value through profit and loss
Total liabilities		874,029	661,322
Notional Value [Member] | DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]		1,274,996
Derivative financial instrument (Swap) [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		26,472	27,572
Derivative financial instrument (Swap) [Member] | Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		4,194	11,088
Derivative financial instrument (Swap) [Member] | From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		7,592	5,601
Derivative financial instrument (Swap) [Member] | Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		14,686	10,883
Derivative financial instrument (Swap) [Member] | Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		742,242	1,201,903
DI1 – Futures Contracts [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]		1,299
DI1 – Futures Contracts [Member] | Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]		1,299
DI1 – Futures Contracts [Member] | From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]
DI1 – Futures Contracts [Member] | Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]
DI1 – Futures Contracts [Member] | Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]	8,525,143	R$ 11,779,400
DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]	2,694
DI1 – Futures Contracts [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]	2,694
DI1 – Futures Contracts [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
DI1 – Futures Contracts [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
DI1 – Futures Contracts [Member] | Notional Value [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]	R$ 515,900

[1]	As of March 31, 2026 and December 31, 2025 – DI1 Futures Contracts are commitments to buy or sell a financial instrument at a future date, at a previously agreed price or yield. For these instruments, daily settlements are made related to changes in market prices.
[2]	PicPay started the portfolio fair value hedge of interest rate risk in February 2024.